SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On July 8, 2026, the Company extended the maturity date of its borrowing from China Construction Bank Corporation, Tianjin Wuqing Sub-branch, in the principal amount of RMB 5,000,000 ($736,909), by one year from July 8, 2026 to July 3, 2027. The interest rate of 3.45% per annum and all other terms and conditions of the borrowing remained unchanged.

On August 5, Tianjin Lobo obtained a new loan of RMB 10,000,000 ($1,473,818) from Agricultural Bank of China, Tianjin Wuqing Sub-Branch, with an interest rate of 2.30% and a maturity date of August 3, 2027.

On August 19, Jiangsu Lobo made an early repayment of RMB 3,500,000 ($515,836) to Agricultural Bank of China Limited, Wuxi Liangxi Sub-branch. This repayment related to the short-term loan originally scheduled to mature on October 25, 2026.

On August 21, Jiangsu Lobo obtained a new loan of RMB 8,000,000 ($1,179,054) from Agricultural Bank of China Limited, Wuxi Liangxi Sub-branch, with an interest rate of 2.72% and maturing on August 18, 2027.

The Company has performed an evaluation of subsequent events through the date these financial statements were issued, and determined that, other than as discussed above, no events occurred that would have required adjustment or disclosure in the consolidated financial statements.